UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Cantillon Capital Mgnt LLC
Address:  40 West 57th St
          24th Floor
          NY, NY 10019

13 File Number: 0001279936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. O'Brien
Title:     C.O.O.
Phone:     212-603-3310
Signature, Place and Date of Signing:

    James R. O'Brien NY, NY 10019 January 28, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    779788

                                                                FORM 13F INFORMATION TABLE
						             VALUE     SHARES/SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   X($1000)  PRN AMT PRN CALL DISCRETN MANAGERS    SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCON INC                      COMMON STOCK     H01301102    61968   694785 SH       SOLE                 694785        0      0
D APOLLO INVESTMENT CORP         COMMON STOCK     03761U106    19938  2141573 SH       SOLE                2141573        0      0
D ARES CAP CORP                  ADR              04010L103    11755  1857000 SH       SOLE                1857000        0      0
D BECTON DICKINSON & CO          COMMON STOCK     075887109    96344  1408737 SH       SOLE                1408737        0      0
D BRITISH AMERN TOB PLC          ADR              110448107     3155    59600 SH       SOLE                  59600        0      0
D COVIDIEN LTD                   COMMON STOCK     G2552X108    88042  2429405 SH       SOLE                2429405        0      0
D HEINZ H J CO                   COMMON STOCK     423074103    69357  1844611 SH       SOLE                1844611        0      0
D ING PRIME RATE ETF             ETF              44977W106     3552  1083045 SH       SOLE                1083045        0      0
D KROGER CO                      COMMON STOCK     501044101   121894  4615438 SH       SOLE                4615438        0      0
D MEDTRONIC INC                  COMMON STOCK     585055106    13936   443535 SH       SOLE                 443535        0      0
D MOBILE TELESYSTEMS             ADR              607409109    43879  1644650 SH       SOLE                1644650        0      0
D NORTHROP GRUMMAN               COMMON STOCK     666807102    40380   896530 SH       SOLE                 896530        0      0
D PHILLIP MORRIS INTERNATIONAL   COMMON STOCK     718172109   127218  2923870 SH       SOLE                2923870        0      0
D REED ELSEVIER P L C            ADR              758205207     3165   106077 SH       SOLE                 106077        0      0
D SMITH & NEPHEW PLC             ADR              83175M205     3624   112200 SH       SOLE                 112200        0      0
D TESCO ADR                      ADR              881575302     2823   178080 SH       SOLE                 178080        0      0
D THERMO FISHER SCIENTIFIC IN    COMMON STOCK     883556102    61432  1803116 SH       SOLE                1803116        0      0
D UNILEVER PLC                   ADR              904767704     3904   169600 SH       SOLE                 169600        0      0
D VAN KAMPEN SENIOR INCOME ETF   ETF              920961109     3422  1336883 SH       SOLE                1336883        0      0
S REPORT SUMMARY                 19 DATA RECORDS              779788	    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED